NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS [Abstract]
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Weighted average number of ordinary shares used in computing basic and diluted net(loss)/income per share	100,652,055	100,000,000	100,000,000
Basic and diluted (loss)/income per share	$ 0.4354	$ (0.0450)	$ (0.0834)